Results for the Year - Deferred share activity (Details)		1 Months Ended	12 Months Ended
	Jan. 09, 2019 EquityInstruments	Nov. 30, 2017 USD ($)	Dec. 31, 2018 DKK (kr) EquityInstruments	Dec. 31, 2018 USD ($) EquityInstruments	Dec. 31, 2017 USD ($) EquityInstruments	Dec. 31, 2016 USD ($) EquityInstruments	Dec. 31, 2014 EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Research and development costs | $				$ 1,547,000	$ 4,852,000	$ 7,984,000
General and administrative costs | $				4,623,000	2,230,000	6,304,000
Total | $		$ 11,700,000		$ 6,170,000	$ 7,082,000	$ 14,288,000
Deferred shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of year			700,000	700,000	3,517,000	4,814,000
Granted			0	0	900,000	125,000
Vested and issued			0	0		(1,422,000)
Forfeited			0	0	(2,842,000)
Effect of the Amendment and the Deferred Share Adjustment					(875,000)
Outstanding at end of year			700,000	700,000	700,000	3,517,000
Vested and unissued			362,000	362,000
Exercise price			kr 0.01	$ 0.0015
Deferred shares | Key Management Personnel
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of year			406,000	406,000	3,217,000	4,264,000
Granted					450,000	125,000
Transfer						250,000
Vested and issued						(1,422,000)
Forfeited					(2,842,000)
Effect of the Amendment and the Deferred Share Adjustment					(419,000)
Outstanding at end of year			406,000	406,000	406,000	3,217,000
Vested and unissued			206,000	206,000
Deferred shares | Employees and consultants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of year			294,000	294,000	300,000	550,000
Granted					450,000
Transfer						(250,000)
Effect of the Amendment and the Deferred Share Adjustment					(456,000)
Outstanding at end of year			294,000	294,000	294,000	300,000
Vested and unissued			156,000	156,000
Deferred shares | Chief Financial Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted							5,700,000
Forfeited					(2,800,000)
Vesting term							4 years
Deferred shares | Forecast
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of deferred shares expired	100,000
Deferred shares | Forecast | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of deferred shares expired	50,000